Income Taxes (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Income Taxes [Line Items]
Assessable profit	$ 2,886,194		$ 2,561,451	$ 2,807,642
Unrecognized uncertain tax positions
Interest and penalties for potential underpaid income taxes
Increases or decreases in unrecognized tax benefits
Maximum [Member]
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Assessable profit	$ 257,069	$ 2,000,000
Minimum [Member]
Income Taxes [Line Items]
Income tax rate	8.25%	8.25%
Assessable profit	$ 257,069	$ 2,000,000